Current Assets - Trade and Other Receivables (Details) - Schedule of current assets - trade and other receivables	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)
Schedule Of Current Assets Trade And Other Receivables [Abstract]
Trade receivables	$ 203,737	$ 138,409	$ 338,859
Other receivables	624,614	424,331	356,682
Total	$ 828,351	$ 562,740	$ 695,541